Equipment	6 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Equipment

			December 31, 2012	June 30, 2012
		Accumulated	Net Book	Net Book
	Cost	Depreciation	Value	Value

Exploration equipment	$63,547	$14,827	$48,720	$50,624

For the six month period ended December 31, 2012, depreciation expense totaled $11,713 (December 31, 2011: $4,444).